UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.54%
	Aerospace & Defense - 1.18%
1,247,600	Aerojet Rocketdyne Holdings, Inc. (a)	$25,713,036
	Auto Components - 1.77%
1,018,725	American Axle & Manufacturing Holdings, Inc. (a)	21,301,540
1,533,947	Federal Mogul Corp. (a)	17,410,298
		38,711,838
	Building Products - 2.29%
362,628	A.O. Smith Corporation	26,101,963
1,585,300	NCI Building Systems, Inc. (a)	23,890,471
		49,992,434
	Capital Markets - 0.80%
255,267	Gamco Investors, Inc.	17,539,396
	Chemicals - 2.36%
882,500	Chemtura Corp. (a)	24,983,575
388,400	Sensient Technologies Corp.	26,543,256
		51,526,831
	Commercial Banks - 10.38%
1,069,200	BancorpSouth, Inc.	27,542,592
1,247,260	FirstMerit Corp.	25,980,426
1,042,100	LegacyTexas Financial Group, Inc.	31,471,420
889,700	Synovus Financial Corp.	27,420,554
495,200	Texas Capital Bancshares, Inc. (a)	30,821,248
497,875	UMB Financial Corp.	28,388,832
1,164,934	Union Bankshares Corp.	27,073,066
524,500	Wintrust Financial Corp. (b)	27,997,810
		226,695,948
	Commercial Services & Supplies - 1.16%
905,382	Ritchie Bros. Auctioneers, Inc. (b)	25,278,265
	Communications Equipment - 1.14%
2,808,608	Mitel Networks Corp. (a)	24,800,009
	Computer & Peripherals - 1.15%
714,755	Diebold, Inc.	25,016,425
	Consumer Finance - 1.11%
2,461,300	SLM Corp. (a)	24,293,031
	Diversified Consumer Services - 4.49%
870,032	Carriage Services, Inc.	20,776,364
815,460	Hillenbrand, Inc.	25,034,622
1,015,800	Houghton Mifflin Harcourt Co. (a)(b)	25,598,160
589,300	Sotheby's (b)	26,659,932
		98,069,078
	Diversified Financial Services - 1.01%
649,441	Air Lease Corp.	22,016,050
	Electric Utilities - 1.01%
476,000	Allete, Inc.	22,081,640
	Electrical Equipment - 2.08%

566,600	Generac Holdings, Inc. (a)(b)	22,522,350
314,500	Regal Beloit Corp.	22,829,555
		45,351,905
	Electronic Equipment, Instruments & Components - 2.14%
1,190,600	Knowles Corp. (a)(b)	21,549,860
265,000	Littelfuse, Inc.	25,145,850
		46,695,710
	Food Products - 1.07%
1,106,700	Flowers Foods, Inc.	23,406,705
	Gas Utilities - 2.32%
608,200	One Gas, Inc.	25,884,992
999,000	South Jersey Industries, Inc.	24,705,270
		50,590,262
	Health Care Equipment & Supplies - 2.39%
504,139	Alere, Inc. (a)	26,593,332
974,200	Wright Medical Group, Inc. (a)	25,582,492
		52,175,824
	Home Furnishings - 1.07%
512,000	Fortune Brands Home & Security, Inc.	23,459,840
	Hotels, Restaurants & Leisure - 9.43%
1,185,100	Bloomin Brands, Inc.	25,301,885
2,000,000	Carrols Restaurant Group, Inc. (a)©	20,800,000
2,154,631	Denny's Corp. (a)	25,015,266
410,600	Fiesta Restaurant Group, Inc. (a)	20,530,000
1,019,300	Interval Leisure Group, Inc.	23,291,005
1,693,427	Intrawest Resorts Holdings, Inc. (a)	19,677,622
238,500	Jack In The Box, Inc.	21,026,160
385,090	Popeyes Louisiana Kitchen, Inc. (a)	23,101,549
249,300	Vail Resorts, Inc. (b)	27,223,560
		205,967,047
	Household Durables - 2.47%
1,336,203	Taylor Morrison Home Corp. (a)	27,205,093
1,752,378	Tri Pointe Group, Inc. (a)	26,811,383
		54,016,476
	Household Products - 1.23%
264,400	Spectrum Brands Holdings, Inc.	26,966,156
	Industrial Conglomerates - 1.14%
594,600	ITT Corp.	24,878,064
	Insurance - 2.53%
1,019,669	American Equity Investment Life Holding Co.	27,510,670
374,300	Hanover Insurance Group, Inc.	27,709,429
		55,220,099
	Internet & Catalog Retail - 1.12%
866,260	FTD Companies, Inc. (a)	24,419,869
	IT Services - 2.32%
644,800	Corelogic, Inc. (a)	25,592,112
1,178,300	Evertec, Inc.	25,027,092
		50,619,204
	Leisure Products - 1.22%
592,586	Vista Outdoor, Inc. (a)	26,607,111
	Machinery - 8.50%
407,400	EnPro Industries, Inc.	23,311,428

679,700	Esco Technologies, Inc. (b)	25,427,577
1,398,384	Harsco Corp.	23,073,336
679,924	John Bean Technologies Corp.	25,558,343
551,568	L.B. Foster Co. (c)	19,089,769
977,990	Rexnord Corp. (a)	23,383,741
339,900	Tennant Co. (b)	22,209,066
641,700	Timken Co.	23,466,969
		185,520,229
	Media - 4.81%
1,119,000	E.W. Scripps Company	25,569,150
1,607,200	Media General, Inc. (a)	26,550,944
578,500	Starz (a)	25,870,520
1,177,354	Time, Inc.	27,090,916
		105,081,530
	Metals & Mining - 2.36%
1,608,500	Commercial Metals Co. (b)	25,864,680
309,250	Kaiser Aluminum Corp.	25,692,490
		51,557,170
	Multi-Utilities - 0.86%
385,200	Northwestern Corp.	18,778,500
	Oil, Gas & Consumable Fuels - 2.10%
1,132,281	Bonanza Creek Energy, Inc. (a)(b)	20,664,128
2,210,123	Synergy Resources Corp. (a)	25,261,706
		45,925,834
	Paper & Forest Products - 0.99%
934,974	Kapstone Paper & Packaging Corp. (b)	21,616,599
	Real Estate Investment Trusts (REITs) - 6.68%
688,584	Gaming & Leisure Properties, Inc.	25,243,489
452,700	Ryman Hospitality Properties, Inc.	24,042,897
1,014,111	Sabra Health Care REIT, Inc.	26,103,217
2,312,613	Spirit Realty Capital, Inc. (b)	22,362,968
1,132,672	Urban Edge Properties	23,548,251
1,132,500	Xenia Hotels & Resorts, Inc.	24,620,550
		145,921,372
	Real Estate Management & Development - 0.85%
1,405,230	Forestar Group, Inc. (a)(b)	18,492,827
	Road & Rail - 0.86%
247,000	Genesee & Wyoming, Inc. (a)	18,816,460
	Semiconductors & Semiconductor Equipment - 1.03%
1,290,800	Fairchild Semiconductor International, Inc. (a)	22,434,104
	Software - 1.11%
399,644	Verint Systems, Inc. (a)	24,276,375
	Specialty Retail - 2.26%
612,300	CST Brands, Inc. (b)	23,916,438
489,100	Penske Automotive Group, Inc.	25,487,001
		49,403,439
	Thrifts & Mortgage Finance - 3.58%
407,400	Iberiabank Corp. (b)	27,796,902
1,434,300	Provident Financial Services, Inc.	27,237,357
1,728,838	United Financial Bancorp, Inc.	23,252,871
		78,287,130
	Trading Companies & Distributors - 1.17%

611,653	Kaman Corp.	25,652,727
	Total Common Stocks (Cost $1,739,037,495)	$2,173,872,549

Principal Amount
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.05%
	Repurchase Agreements - 0.96%
$21,000,000	Credit Suisse First Boston Repurchase Agreement, (Dated 6/30/2015), 0.08%,
	due 07/01/2015, (Repurchased proceeds $21,000,047); [Collateralized by
	$21,009,778 in multiple U.S. Treasury Securities, 0.00-2.75%, 7/15/2015-11/15/2044 (Market Value $21,420,000)]	$21,000,000
Shares
	Money Market Funds - 0.09%
1,042,442	Goldman Sachs Financial Square Money Market Fund, 0.09%	1,042,442
912,879	Duetsche Money Market Series Institutional Shares, 0.09%	912,879
		1,955,321
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $22,955,321)	$22,955,321

	SHORT TERM INVESTMENTS - 2.70%
	Money Market Funds - 2.70%
58,909,356	Fidelity Institutional Money Market Portfolio, 0.10%	$58,909,356
	Total Short Term Investments (Cost $58,909,356)	$58,909,356

	Total Investments (Cost $1,820,902,172) - 103.29%	$2,255,737,226
	Liabilities in Excess of Other Assets - (3.29)%	(71,846,126)
	TOTAL NET ASSETS - 100.00%	$2,183,891,100

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.
(c)	Affiliated issuer. See Note 2 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.04%
	Automobiles - 1.46%
91,000	Winnebago Industries, Inc.	$2,146,690
	Capital Markets - 4.43%
107,857	Manning & Napier, Inc.	1,075,334
136,700	Silvercrest Asset Management Group, Inc.	1,922,002
112,590	Solar Cap Ltd.	2,026,620
64,040	Virtu Financial, Inc. (a)	1,503,659
		6,527,615
	Chemicals - 1.53%
42,730	Innophos Holdings, Inc.	2,249,307
	Commercial Banks - 12.23%
129,000	BancorpSouth, Inc.	3,323,040
69,300	Columbia Banking System, Inc.	2,255,022
102,700	FirstMerit Corp.	2,139,241
66,280	Glacier Bancorp, Inc.	1,949,958
61,700	Hanmi Financial Corp.	1,532,628
87,396	LegacyTexas Financial Group, Inc.	2,639,359
66,500	Union Bankshares Corp.	1,545,460
49,700	Wintrust Financial Corp.	2,652,986
		18,037,694
	Commercial Services & Supplies - 1.11%
26,300	Deluxe Corp.	1,630,600
	Construction & Engineering - 1.87%
185,300	Great Lakes Dredge & Dock Corp. (a)	1,104,388
83,800	Primoris Services Corp.	1,659,240
		2,763,628
	Electric Utilities - 1.86%
34,300	Allete, Inc.	1,591,177
27,400	El Paso Electric Co.	949,684
8,046	PNM Resources, Inc.	197,931
		2,738,792
	Electrical Equipment - 2.95%
45,901	AZZ, Inc.	2,377,672
27,100	Regal Beloit Corp.	1,967,189
		4,344,861
	Electronic Equipment, Instruments & Components - 3.07%
153,215	AVX Corp.	2,062,274
163,840	Daktronics, Inc.	1,943,142
65,419	Richardson Electronics Ltd.	528,586
		4,534,002
	Energy Equipment & Services - 1.78%
31,200	Bristow Group, Inc.	1,662,960
42,400	Tidewater, Inc.	963,752
		2,626,712
	Food Products - 1.32%

25,900	Sanderson Farms, Inc.	1,946,644
	Gas Utilities - 2.08%
42,600	One Gas, Inc.	1,813,056
50,800	South Jersey Industries, Inc.	1,256,284
		3,069,340
	Health Care Equipment & Supplies - 1.14%
89,900	Meridian Bioscience, Inc.	1,675,736
	Health Care Providers & Services - 2.39%
18,100	Chemed Corp.	2,372,910
34,000	Owens & Minor, Inc.	1,156,000
		3,528,910
	Hotels, Restaurants & Leisure - 2.49%
35,700	Bob Evans Farms, Inc.	1,822,485
80,969	Interval Leisure Group, Inc.	1,850,142
		3,672,627
	Household Durables - 1.07%
25,951	Nacco Industries, Inc.	1,576,783
	Independent Power and Renewable Electricity Producers - 1.21%
57,100	Abengoa Yield PLC	1,788,372
	Insurance - 5.15%
38,000	Arthur J. Gallagher & Co.	1,797,400
45,904	FBL Financial Group, Inc.	2,649,579
81,900	James River Group Holdings Ltd.	2,118,753
10,900	Reinsurance Group of America, Inc.	1,034,083
		7,599,815
	IT Services - 1.01%
88,370	EPIQ Systems, Inc.	1,491,686
	Machinery - 5.32%
44,820	Alamo Group, Inc.	2,448,965
113,300	Dynamic Materials Corp.	1,246,300
74,400	Harsco Corp.	1,227,600
48,500	John Bean Technologies Corp.	1,823,115
42,830	NN, Inc.	1,093,021
		7,839,001
	Media - 1.38%
88,500	Time, Inc.	2,036,385
	Metals & Mining - 1.28%
117,800	Commercial Metals Co.	1,894,224
	Multi-line Retail - 1.34%
112,300	Stage Stores, Inc.	1,968,619
	Multi-Utilities - 0.99%
29,900	Northwestern Corp.	1,457,625
	Oil, Gas & Consumable Fuels - 3.77%
159,300	Alon USA Energy, Inc.	3,010,770
53,100	World Fuel Services Corp.	2,546,145
		5,556,915
	Paper & Forest Products - 1.19%
79,470	P.H. Glatfelter Co.	1,747,545
	Professional Services - 1.03%
94,434	Resources Connection, Inc.	1,519,443
	Real Estate Investment Trusts (REITs) - 13.07%
117,333	CareTrust REIT, Inc.	1,486,609

223,000	Chambers Street Properties	1,772,850
282,300	CorEnergy Infrastructure Trust, Inc.	1,784,136
43,700	EdR	1,370,432
82,250	Gramercy Property Trust, Inc.	1,922,183
138,795	National Storage Affiliates	1,721,058
67,000	Outfront Media, Inc.	1,691,080
32,230	Ryman Hospitality Properties, Inc.	1,711,735
47,655	Sabra Health Care REIT, Inc.	1,226,640
95,966	Spirit Realty Capital, Inc.	927,991
95,000	STAG Industrial, Inc.	1,900,000
23,030	Summit Hotel Properties, Inc.	299,620
66,875	Xenia Hotels & Resorts, Inc.	1,453,863
		19,268,197
	Semiconductors & Semiconductor Equipment - 4.44%
167,891	Cohu, Inc.	2,221,198
163,100	Cypress Semiconductor Corp.	1,918,056
157,161	IXYS Corp.	2,404,563
		6,543,817
	Specialty Retail - 2.28%
66,700	CST Brands, Inc.	2,605,302
11,200	Foot Locker, Inc.	750,512
		3,355,814
	Textiles, Apparel & Luxury Goods - 1.04%
49,278	Culp, Inc.	1,527,618
	Thrifts & Mortgage Finance - 6.56%
65,000	Berkshire Hills Bancorp, Inc.	1,851,200
32,100	Iberiabank Corp.	2,190,183
99,200	Oritani Financial Corp.	1,592,160
111,100	Provident Financial Services, Inc.	2,109,789
143,300	United Financial Bancorp, Inc.	1,927,385
		9,670,717
	Trading Companies & Distributors - 1.87%
47,900	Kaman Corp.	2,008,926
29,000	Textainer Group Holdings Ltd.	754,290
		2,763,216
	Transportation Infrastructure - 1.33%
23,800	Macquarie Infrastructure Company LLC	1,966,594
	Total Common Stocks (Cost $122,246,448)	$143,065,544

	SHORT TERM INVESTMENTS - 1.85%
	Money Market Funds - 1.85%
2,730,418	Fidelity Institutional Money Market Portfolio, 0.10%	$2,730,418
	Total Short Term Investments (Cost $2,730,418)	$2,730,418

	Total Investments (Cost $124,976,866) - 98.89%	$145,795,962
	Other Assets in Excess of Liabilities - 1.11%	1,641,927
	TOTAL NET ASSETS - 100.00%	$147,437,889

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley International Small Cap Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.10%
	Australia - 9.94%
23,475	ALS Ltd.	$105,789
85,313	Euroz Ltd.	65,823
20,575	Mineral Resources Ltd.	104,598
20,650	Primary Health Care Ltd.	80,150
131,200	Transpacific Industries Group Ltd.	77,989
		434,349
	Brazil - 2.53%
5,850	Cosan Ltd.	36,036
9,200	Cosan SA Industria e Comercio	74,361
		110,397
	Cambodia - 2.99%
177,400	Nagacorp Ltd.	130,605
	Canada - 4.83%
13,400	Aimia, Inc. (a)	145,909
4,560	Cameco Corp.	65,117
		211,026
	France - 0.88%
610	Gaztransport & Technigaz SA	38,587
	Germany - 6.99%
2,310	Braas Monier Building Group	63,098
2,360	Cancom SE	84,943
1,500	DMG Mori Seiki AG	54,138
1,155	Pfeiffer Vacuum Technology AG	102,928
		305,107
	Greece - 2.96%
16,850	Navios Maritime Acquisition Corp.	60,492
8,619	OPAP SA	68,737
		129,229
	Hong Kong - 2.01%
275,200	Pico Far East Holdings Ltd.	87,900
	Japan - 9.39%
2,100	C. Uyemura & Co. Ltd.	112,815
2,800	Daiichikosho Co. Ltd.	98,545
40,900	Dynam Japan Holdings Co. Ltd.	59,777
3,300	Icom, Inc.	83,108
2,100	Park24 Co. Ltd.	35,951
500	Sohgo Security Services Co. Ltd.	19,747
		409,943
	Norway - 8.08%
11,700	Atea Asa	104,459
7,050	Oslo Bors VPS Holdings ASA	81,735
20,800	Prosafe SE	72,064
14,250	Sparebank 1 SR-Bank ASA	94,872
		353,130

	Panama - 2.12%
2,875	Banco Latinoamericano de Comercio Exterior SA	92,518
	Singapore - 1.84%
6,850	Kulicke & Soffa Industries, Inc. (a)	80,214
	South Africa - 1.42%
3,391	Net 1 UEPS Technologies, Inc. (a)	61,987
	Switzerland - 2.20%
3,050	Gategroup Holding AG	96,271
	United Kingdom - 28.84%
13,375	APR Energy PLC	23,590
35,400	Cape PLC	140,445
3,210	Clarkson PLC	138,046
24,900	Devro PLC	118,555
38,580	Fenner PLC	125,618
41,750	ITE Group PLC	112,174
27,950	Just Retirement Group PLC	76,151
22,025	LSL Property Services PLC	134,615
46,605	Premier Farnell PLC	126,648
70,350	Spirent Communications PLC	100,264
10,815	UBM PLC	90,870
10,845	Vesuvius PLC	72,281
		1,259,257
	United States - 2.08%
3,965	Owens-Illinois, Inc. (a)	90,957
	Total Common Stocks (Cost $3,741,025)	$3,891,477

	SHORT TERM INVESTMENTS - 7.27%
	Money Market Funds - 7.27%
317,549	Fidelity Institutional Money Market Portfolio, 0.10%	$317,549
	Total Short Term Investments (Cost $317,549)	$317,549

	Total Investments (Cost $4,058,574) - 96.37%	$4,209,026
	Other Assets in Excess of Liabilities - 3.63%	158,709
	TOTAL NET ASSETS - 100.00%	$4,367,735

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley International Small Cap Value Fund
Schedule of Investments by Industry
June 30, 2015 (Unaudited)

COMMON STOCKS
Capital Markets	1.51%
Chemicals	2.58%
Commercial Banks	4.29%
Commercial Services & Supplies	11.42%
Communications Equipment	4.20%
Construction Materials	1.44%
Containers & Packaging	2.08%
Diversified Financial Services	1.87%
Electronic Equipment, Instruments & Components	2.90%
Energy Equipment & Services	1.65%
Food Products	2.71%
Health Care Providers & Services	1.84%
Hotels, Restaurants & Leisure	5.93%
Insurance	1.74%
IT Services	5.76%
Machinery	8.13%
Marine	3.16%
Media	12.26%
Mining	1.49%
Oil, Gas & Consumable Fuels	4.80%
Professional Services	2.42%
Real Estate Management & Development	3.08%
Semiconductors & Semiconductor Equipment	1.84%
Total Common Stocks	89.10%

SHORT TERM INVESTMENTS	7.27%

TOTAL INVESTMENTS	96.37%
Other Assets in Excess of Liabilities	3.63%
TOTAL NET ASSETS	100%

Percentages are stated as a percent of net assets.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.26%
	Aerospace & Defense - 2.34%
171,500	Aerojet Rocketdyne Holdings, Inc. (a)	$3,534,615
44,000	Orbital ATK, Inc.	3,227,840
		6,762,455
	Auto Components - 2.52%
103,700	Allison Transmission Holdings, Inc.	3,034,262
50,000	Delphi Automotive PLC	4,254,500
		7,288,762
	Building Products - 1.41%
56,800	A.O. Smith Corporation	4,088,464
	Capital Markets - 2.25%
57,000	Legg Mason, Inc.	2,937,210
200,000	OM Asset Management PLC	3,558,000
		6,495,210
	Chemicals - 4.18%
33,000	Ashland, Inc.	4,022,700
181,700	Chemtura Corp. (a)	5,143,927
133,000	Huntsman Corp.	2,935,310
		12,101,937
	Commercial Banks - 6.21%
290,000	Investors Bancorp, Inc.	3,567,000
196,000	LegacyTexas Financial Group, Inc.	5,919,200
71,900	UMB Financial Corp.	4,099,738
82,100	Wintrust Financial Corp.	4,382,498
		17,968,436
	Commercial Services & Supplies - 0.96%
78,000	Copart, Inc. (a)	2,767,440
	Communications Equipment - 1.37%
449,000	Mitel Networks Corp. (a)	3,964,670
	Consumer Finance - 1.65%
483,000	SLM Corp. (a)	4,767,210
	Diversified Consumer Services - 2.72%
193,000	Carriage Services, Inc.	4,608,840
71,900	Sotheby's	3,252,756
		7,861,596
	Diversified Financial Services - 4.19%
110,500	Air Lease Corp.	3,745,950
85,200	CIT Group, Inc.	3,960,948
119,000	Fidelity National Financial, Inc.	4,401,810
		12,108,708
	Electrical Equipment - 2.02%
74,200	Generac Holdings, Inc. (a)	2,949,450
40,000	Regal Beloit Corp.	2,903,600
		5,853,050
	Electronic Equipment, Instruments & Components - 1.17%
187,000	Knowles Corp. (a)	3,384,700
	Food Products - 1.17%
160,500	Flowers Foods, Inc.	3,394,575
	Gas Utilities - 0.92%
45,000	National Fuel Gas Co.	2,650,050
	Health Care Equipment & Supplies - 2.69%
93,000	Alere, Inc. (a)	4,905,750
110,000	Wright Medical Group, Inc. (a)	2,888,600
		7,794,350
	Health Care Providers & Services - 1.00%
34,600	Cardinal Health, Inc.	2,894,290
	Home Furnishings - 1.23%
77,500	Fortune Brands Home & Security, Inc.	3,551,050
	Hotels, Restaurants & Leisure - 6.09%
232,900	Denny's Corp. (a)	2,703,969
48,500	Fiesta Restaurant Group, Inc. (a)	2,425,000
53,000	Jack In The Box, Inc.	4,672,480
44,000	Marriott Vacations Worldwide Corp.	4,037,000
46,000	Wyndham Worldwide Corp.	3,767,860
		17,606,309
	Household Durables - 2.74%
93,500	Jarden Corp. (a)	4,838,625
202,200	Tri Pointe Group, Inc. (a)	3,093,660
		7,932,285

	Household Products - 1.47%
41,800	Spectrum Brands Holdings, Inc.	4,263,182
	Industrial Conglomerates - 1.42%
98,200	ITT Corp.	4,108,688
	Insurance - 2.09%
86,900	Arthur J. Gallagher & Co.	4,110,370
26,200	Hanover Insurance Group, Inc.	1,939,586
		6,049,956
	Internet & Catalog Retail - 0.98%
100,200	FTD Companies, Inc. (a)	2,824,638
	IT Services - 3.01%
98,000	Broadridge Financial Solutions, Inc.	4,900,980
33,500	Wex, Inc. (a)	3,817,995
		8,718,975
	Machinery - 9.08%
75,000	EnPro Industries, Inc.	4,291,500
102,900	Esco Technologies, Inc.	3,849,489
139,000	John Bean Technologies Corp.	5,225,010
76,600	Oshkosh Corp.	3,246,308
123,700	Rexnord Corp. (a)	2,957,667
77,600	Timken Co.	2,837,832
41,000	Wabtec Corp.	3,863,840
		26,271,646
	Media - 2.98%
98,000	Starz (a)	4,382,560
79,200	Tribune Co.	4,228,488
		8,611,048
	Metals & Mining - 2.35%
188,000	Commercial Metals Co.	3,023,040
45,600	Kaiser Aluminum Corp.	3,788,448
		6,811,488
	Oil, Gas & Consumable Fuels - 2.60%
80,200	Bonanza Creek Energy, Inc. (a)	1,463,650
51,000	Energen Corp.	3,483,300
123,000	Rice Energy, Inc. (a)	2,562,090
		7,509,040
	Real Estate Investment Trusts (REITs) - 9.98%
211,000	CareTrust REIT, Inc.	2,673,370
130,505	Corrections Corporation of America	4,317,105
97,945	Gaming & Leisure Properties, Inc.	3,590,664
139,803	Iron Mountain, Inc.	4,333,893
53,100	Lamar Advertising Co.	3,052,188
79,680	Ryman Hospitality Properties, Inc.	4,231,805
148,500	Sabra Health Care REIT, Inc.	3,822,390
293,290	Spirit Realty Capital, Inc.	2,836,114
		28,857,529
	Real Estate Management & Development - 0.71%
157,100	Forestar Group, Inc. (a)	2,067,436
	Road & Rail - 2.60%
38,500	Genesee & Wyoming, Inc. (a)	2,932,930
52,600	Ryder System, Inc.	4,595,662
		7,528,592
	Software - 2.66%
53,500	CDK Global, Inc.	2,887,930
79,300	Verint Systems, Inc. (a)	4,817,079
		7,705,009
	Specialty Retail - 4.92%
68,500	Cabelas, Inc. (a)	3,423,630
104,000	CST Brands, Inc.	4,062,240
91,223	Haverty Furniture, Inc.	1,972,241
91,400	Penske Automotive Group, Inc.	4,762,854
		14,220,965
	Textiles, Apparel & Luxury Goods - 3.07%
168,000	Hanesbrands, Inc.	5,597,760
28,500	PVH Corp.	3,283,200
		8,880,960
	Water Utilities - 1.51%
90,000	American Water Works Company, Inc.	4,376,700
	Total Common Stocks (Cost $217,757,051)	$290,041,399

	SHORT TERM INVESTMENTS - 0.14%
	Money Market Funds - 0.14%
407,481	Fidelity Institutional Money Market Portfolio, 0.10%	$407,481
	Total Short Term Investments (Cost $407,481)	$407,481

Total Investments (Cost $218,164,532) - 100.40%	$ 290,448,880
Liabilities in Excess of Other Assets - (0.40)%	(1,151,983)
TOTAL NET ASSETS - 100.00%	$ 289,296,897

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.31%
	Auto Components - 3.14%
24,300	Allison Transmission Holdings, Inc.	$711,018
20,200	Delphi Automotive PLC	1,718,818
		2,429,836
	Capital Markets - 3.00%
6,600	Ameriprise Financial, Inc.	824,538
39,800	Invesco Ltd.	1,492,102
		2,316,640
	Chemicals - 5.53%
10,100	Ashland, Inc.	1,231,190
28,330	FMC Corp.	1,488,741
70,400	Huntsman Corp.	1,553,728
		4,273,659
	Commercial Banks - 6.02%
21,474	BOK Financial Corp.	1,494,161
110,600	Investors Bancorp, Inc.	1,360,380
58,300	Synovus Financial Corp.	1,796,806
		4,651,347
	Construction & Engineering - 2.00%
53,670	Quanta Services, Inc. (a)	1,546,769
	Consumer Finance - 4.34%
31,500	Discover Financial Services	1,815,030
156,300	SLM Corp. (a)	1,542,681
		3,357,711
	Containers & Packaging - 1.85%
23,700	Rock-Tenn Co.	1,426,740
	Diversified Financial Services - 4.16%
46,003	Air Lease Corp.	1,559,502
35,600	CIT Group, Inc.	1,655,044
		3,214,546
	Electrical Equipment - 1.69%
18,000	Regal Beloit Corp.	1,306,620
	Electronic Equipment, Instruments & Components - 1.73%
73,800	Knowles Corp. (a)	1,335,780
	Food Products - 1.82%
66,650	Flowers Foods, Inc.	1,409,647
	Health Care Providers & Services - 4.39%
16,310	AmerisourceBergen Corp.	1,734,405
13,690	Laboratory Corporation of America Holdings (a)	1,659,502
		3,393,907
	Home Furnishings - 1.51%
25,500	Fortune Brands Home & Security, Inc.	1,168,410
	Hotels, Restaurants & Leisure - 3.76%
74,000	MGM Resorts International (a)	1,350,500
19,000	Wyndham Worldwide Corp.	1,556,290

		2,906,790
	Household Durables - 3.85%
36,865	Jarden Corp. (a)	1,907,764
69,780	Tri Pointe Group, Inc. (a)	1,067,634
		2,975,398
	Industrial Conglomerates - 2.23%
41,100	ITT Corp.	1,719,624
	Insurance - 7.64%
33,100	Arthur J. Gallagher & Co.	1,565,630
5,990	PartnerRe Ltd.	769,715
17,500	Reinsurance Group of America, Inc.	1,660,225
36,780	W.R. Berkley Corp.	1,909,985
		5,905,555
	IT Services - 1.94%
24,300	Fidelity National Information Services, Inc.	1,501,740
	Life Sciences Tools & Services - 2.04%
40,790	Agilent Technologies, Inc.	1,573,678
	Machinery - 1.58%
33,300	Timken Co.	1,217,781
	Media - 4.36%
14,400	Scripps Networks Interactive, Inc.	941,328
32,580	Tegna, Inc.	1,044,841
25,900	Tribune Co.	1,382,801
		3,368,970
	Multiline Retail - 2.33%
22,800	Dollar Tree, Inc. (a)	1,800,972
	Multi-Utilities - 2.51%
49,800	MDU Resources Group, Inc.	972,594
33,800	OGE Energy Corp.	965,666
		1,938,260
	Oil, Gas & Consumable Fuels - 4.32%
20,300	Continental Resources, Inc. (a)	860,517
14,840	Energen Corp.	1,013,572
23,400	Valero Energy Corp.	1,464,840
		3,338,929
	Pharmaceuticals - 2.15%
9,000	Perrigo Co.	1,663,470
	Real Estate Investment Trusts (REITs) - 6.55%
45,807	Gaming & Leisure Properties, Inc.	1,679,285
51,770	Iron Mountain, Inc.	1,604,870
31,000	Lamar Advertising Co.	1,781,880
		5,066,035
	Road & Rail - 1.00%
8,860	Ryder System, Inc.	774,098
	Software - 1.37%
19,600	CDK Global, Inc.	1,058,008
	Specialty Retail - 2.51%
12,200	Advance Auto Parts, Inc.	1,943,338
	Textiles, Apparel & Luxury Goods - 4.26%
54,800	Hanesbrands, Inc.	1,825,936
12,700	PVH Corp.	1,463,040
		3,288,976

	Trading Companies & Distributors - 1.85%
16,300	United Rentals, Inc. (a)	1,428,206
	Water Utilities - 1.88%
29,890	American Water Works Company, Inc.	1,453,551
	Total Common Stocks (Cost $53,302,889)	$76,754,991

	SHORT TERM INVESTMENTS - 0.37%
	Money Market Funds - 0.37%
286,423	Fidelity Institutional Money Market Portfolio, 0.10%	$286,423
	Total Short Term Investments (Cost $286,423)	$286,423

	Total Investments (Cost $53,589,312) - 99.68%	$77,041,414
	Other Assets in Excess of Liabilities - 0.32%	245,182
	TOTAL NET ASSETS - 100.00%	$77,286,596

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.75%
	Auto Components - 1.71%
5,425	Autoliv, Inc.	$633,369
	Capital Markets - 3.37%
3,950	Ameriprise Financial, Inc.	493,473
8,300	Federated Investors, Inc.	277,967
9,300	Legg Mason, Inc.	479,229
		1,250,669
	Chemicals - 3.26%
11,900	FMC Corp.	625,345
11,925	RPM International, Inc.	583,967
		1,209,312
	Commercial Banks - 5.66%
27,750	Associated Banc-Corp.	562,493
6,850	BOK Financial Corp.	476,623
11,175	Comerica, Inc.	573,500
8,550	UMB Financial Corp.	487,521
		2,100,137
	Commercial Services & Supplies - 3.26%
4,525	Dun & Bradstreet Corp.	552,049
8,650	Republic Services, Inc.	338,821
11,375	Ritchie Bros. Auctioneers, Inc.	317,590
		1,208,460
	Communications Equipment - 0.99%
4,755	Harris Corp.	365,707
	Construction Materials - 2.10%
9,300	Vulcan Materials Co.	780,549
	Consumer Finance - 1.39%
8,925	Discover Financial Services	514,259
	Containers & Packaging - 1.66%
10,225	Rock-Tenn Co.	615,545
	Diversified Financial Services - 2.04%
16,250	CIT Group, Inc.	755,463
	Energy Equipment & Services - 1.03%
18,100	Superior Energy Services, Inc.	380,824
	Food Products - 2.15%
13,175	ConAgra Foods, Inc.	576,011
2,800	Ingredion, Inc.	223,468
		799,479
	Gas Utilities - 3.25%
5,800	National Fuel Gas Co.	341,562
17,025	Questar Corp.	355,993
14,800	UGI Corp.	509,860
		1,207,415
	Health Care Equipment & Supplies - 2.27%
5,975	St Jude Medical, Inc.	436,593

3,000	Teleflex, Inc.	406,350
		842,943
	Health Care Providers & Services - 3.93%
4,300	AmerisourceBergen Corp.	457,262
6,175	CIGNA Corp.	1,000,350
		1,457,612
	Hotels, Restaurants & Leisure - 1.06%
4,800	Wyndham Worldwide Corp.	393,168
	Industrial Conglomerates - 2.11%
18,720	ITT Corp.	783,245
	Insurance - 5.35%
12,950	Arthur J. Gallagher & Co.	612,535
12,200	Lincoln National Corp.	722,483
6,850	Reinsurance Group of America, Inc.	649,860
		1,984,878
	IT Services - 5.18%
17,000	Broadridge Financial Solutions, Inc.	850,171
7,000	Fidelity National Information Services, Inc.	432,600
15,425	Total System Services, Inc.	644,302
		1,927,073
	Leisure Equipment & Products - 0.60%
3,000	Hasbro, Inc.	224,370
	Machinery - 2.34%
11,500	Oshkosh Corp.	487,370
2,400	Snap-On, Inc.	382,200
		869,570
	Media - 5.79%
8,475	Gannett Co, Inc. (a)	118,565
26,675	News Corp. (a)	379,852
8,125	Scripps Networks Interactive, Inc.	531,131
16,950	Tegna, Inc.	543,587
24,875	Time, Inc.	572,374
		2,145,509
	Multi-Utilities - 3.81%
22,000	MDU Resources Group, Inc.	429,659
18,350	NRG Energy, Inc.	419,848
13,900	OGE Energy Corp.	397,123
3,675	WEC Energy Group, Inc.	165,265
		1,411,895
	Oil, Gas & Consumable Fuels - 4.69%
14,750	Cabot Oil & Gas Corp.	465,215
7,150	Energen Corp.	488,345
4,500	EQT Corp.	366,030
9,875	HollyFrontier Corp.	421,564
		1,741,154
	Real Estate Investment Trusts (REITs) - 14.23%
3,900	Alexandria Real Estate Equities, Inc.	341,094
24,400	Brixmor Property Group, Inc.	564,372
16,675	Corrections Corporation of America	551,609
30,900	DDR Corp.	477,714
10,100	EPR Properties	553,278
8,000	Equity Lifestyle Properties, Inc.	420,640

15,000	Healthcare Trust of America, Inc.	359,250
19,415	Iron Mountain, Inc.	601,864
9,280	Lamar Advertising Co.	533,414
42,775	Spirit Realty Capital, Inc.	413,634
21,325	Xenia Hotels & Resorts, Inc.	463,606
		5,280,475
	Road & Rail - 1.59%
6,750	Ryder System, Inc.	589,748
	Semiconductors & Semiconductor Equipment - 2.77%
4,535	Avago Technologies Ltd.	602,837
9,590	Linear Technology Corp.	424,166
		1,027,003
	Software - 0.58%
3,300	Jack Henry & Associates, Inc.	213,510
	Specialty Retail - 2.50%
21,950	American Eagle Outfitters	377,979
8,200	Foot Locker, Inc.	549,482
		927,461
	Thrifts & Mortgage Finance - 1.13%
44,275	First Niagara Financial Group, Inc.	417,956
	Transportation Infrastructure - 1.25%
5,625	Macquarie Infrastructure Company LLC	464,794
	Water Utilities - 1.70%
12,950	American Water Works Company, Inc.	629,759
	Total Common Stocks (Cost $26,184,788)	$35,153,311

	EXCHANGE TRADED FUNDS - 0.50%
	Diversified Financial Services - 0.50%
2,500	iShares Russell Mid Cap Value Index Fund	$184,400
	Total Exchange Traded Funds (Cost $164,029)	$184,400

	SHORT TERM INVESTMENTS - 4.66%
	Money Market Funds - 4.66%
1,729,584	Fidelity Institutional Money Market Portfolio, 0.10%	$1,729,584
	Total Short Term Investments (Cost $1,729,584)	$1,729,584

	Total Investments (Cost $28,078,401) - 99.91%	$37,067,295
	Other Assets in Excess of Liabilities - 0.09%	34,715
	TOTAL NET ASSETS - 100.00%	$37,102,010

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.46%
	Beverages - 2.67%
22,800	Molson Coors Brewing Co.	$1,591,668
16,000	Pepsico, Inc.	1,493,440
		3,085,108
	Capital Markets - 3.08%
105,000	OM Asset Management PLC	1,867,950
120,188	Silvercrest Asset Management Group, Inc.	1,689,843
		3,557,793
	Chemicals - 3.04%
18,000	Ashland, Inc.	2,194,200
59,600	Huntsman Corp.	1,315,372
		3,509,572
	Commercial Banks - 11.45%
105,600	BancorpSouth, Inc.	2,720,256
76,600	Hanmi Financial Corp.	1,902,744
56,090	Suntrust Banks, Inc.	2,412,992
35,700	Texas Capital Bancshares, Inc. (a)	2,221,968
40,000	UMB Financial Corp.	2,280,800
31,600	Wintrust Financial Corp.	1,686,808
		13,225,568
	Computers & Peripherals - 1.46%
56,000	Hewlett Packard Co.	1,680,560
	Construction & Engineering - 1.52%
61,000	Quanta Services, Inc. (a)	1,758,020
	Consumer Finance - 2.95%
20,000	Discover Financial Services	1,152,400
229,000	SLM Corp. (a)	2,260,230
		3,412,630
	Diversified Financial Services - 2.42%
41,000	Air Lease Corp.	1,389,900
38,000	Fidelity National Financial, Inc.	1,405,620
		2,795,520
	Electronic Equipment, Instruments & Components - 1.70%
108,800	Knowles Corp. (a)	1,969,280
	Energy Equipment & Services - 1.64%
25,200	Dril-Quip, Inc. (a)	1,896,300
	Food Products - 1.58%
44,300	Mondelez International, Inc.	1,822,502
	Gas Utilities - 3.42%
53,500	One Gas, Inc.	2,276,960
80,000	Questar Corp.	1,672,800
		3,949,760
	Health Care Equipment & Supplies - 7.00%
43,240	Baxter International, Inc.	3,023,773
27,224	Medtronic PLC	2,017,299

116,000	Wright Medical Group, Inc. (a)	3,046,160
		8,087,232
	Health Care Providers & Services - 4.66%
19,100	AmerisourceBergen Corp.	2,031,094
21,000	Cardinal Health, Inc.	1,756,650
18,000	Express Scripts Holding Co. (a)	1,600,920
		5,388,664
	Hotels, Restaurants & Leisure - 2.36%
24,000	Fiesta Restaurant Group, Inc. (a)	1,200,000
100,000	Levy Acquisition Corp. (a)	1,522,000
		2,722,000
	Industrial Conglomerates - 3.04%
41,000	ITT Corp.	1,715,440
36,300	Johnson Controls, Inc.	1,797,939
		3,513,379
	Insurance - 6.77%
16,600	Ace Ltd.	1,687,888
33,000	Arthur J. Gallagher & Co.	1,560,900
31,000	Hanover Insurance Group, Inc.	2,294,930
24,000	Reinsurance Group of America, Inc.	2,276,880
		7,820,598
	IT Services - 1.83%
34,200	Fidelity National Information Services, Inc.	2,113,560
	Leisure Products - 1.39%
35,700	Vista Outdoor, Inc. (a)	1,602,930
	Life Sciences Tools & Services - 2.51%
75,000	Agilent Technologies, Inc.	2,893,500
	Machinery - 1.58%
19,900	Illinois Tool Works, Inc.	1,826,621
	Media - 4.81%
115,650	E.W. Scripps Company	2,642,602
54,500	Tribune Co.	2,909,755
		5,552,357
	Metals & Mining - 1.65%
23,000	Kaiser Aluminum Corp.	1,910,840
	Multiline Retail - 1.84%
34,000	Kohls Corp.	2,128,740
	Multi-Utilities - 1.02%
60,500	MDU Resources Group, Inc.	1,181,565
	Oil, Gas & Consumable Fuels - 4.71%
22,300	Anadarko Petroleum Corp.	1,740,738
21,300	EOG Resources, Inc.	1,864,815
23,600	Occidental Petroleum Corp.	1,835,372
		5,440,925
	Pharmaceuticals - 8.84%
26,300	Mylan N V (a)	1,784,718
11,000	Perrigo Co.	2,033,130
88,080	Pfizer, Inc.	2,953,322
23,000	Teva Pharmaceutical Industries Ltd. - ADR	1,359,300
43,199	Zoetis, Inc.	2,083,056
		10,213,526
	Real Estate Investment Trusts (REITs) - 4.68%

41,000	Lamar Advertising Co.	2,356,680
70,000	Urban Edge Properties	1,455,300
73,200	Xenia Hotels & Resorts, Inc.	1,591,368
		5,403,348
	Road & Rail - 1.08%
13,100	Union Pacific Corp.	1,249,347
	Software - 1.64%
43,000	Microsoft Corp.	1,898,450
	Textiles, Apparel & Luxury Goods - 1.12%
38,830	Hanesbrands, Inc.	1,293,816
	Total Common Stocks (Cost $90,007,962)	$114,904,011

	SHORT TERM INVESTMENTS - 0.78%
	Money Market Funds - 0.78%
900,186	Fidelity Institutional Money Market Portfolio, 0.10%	$900,186
	Total Short Term Investments (Cost $900,186)	$900,186

	Total Investments (Cost $90,908,148) - 100.24%	$115,804,197
	Liabilities in Excess of Other Assets - (0.24)%	(276,920)
	TOTAL NET ASSETS - 100.00%	$115,527,277

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.07%
	Aerospace & Defense - 2.36%
12,900	Aerojet Rocketdyne Holdings, Inc. (a)(b)	$265,869
3,100	Orbital ATK, Inc.	227,416
		493,285
	Auto Components - 2.58%
8,525	Allison Transmission Holdings, Inc. (b)	249,442
3,405	Delphi Automotive PLC (b)	289,731
		539,173
	Building Products - 1.45%
4,200	A.O. Smith Corporation (b)	302,316
	Capital Markets - 2.30%
4,400	Legg Mason, Inc. (b)	226,732
14,200	OM Asset Management PLC (b)	252,618
		479,350
	Chemicals - 3.99%
2,300	Ashland, Inc. (b)	280,370
12,400	Chemtura Corp. (a)(b)	351,044
9,100	Huntsman Corp. (b)	200,837
		832,251
	Commercial Banks - 6.29%
20,600	Investors Bancorp, Inc. (b)	253,380
13,930	LegacyTexas Financial Group, Inc. (b)	420,686
5,400	UMB Financial Corp. (b)	307,908
6,200	Wintrust Financial Corp. (b)	330,956
		1,312,930
	Commercial Services & Supplies - 1.00%
5,900	Copart, Inc. (a)(b)	209,332
	Communications Equipment - 1.41%
33,400	Mitel Networks Corp. (a)(b)	294,922
	Consumer Finance - 1.57%
33,100	SLM Corp. (a)(b)	326,697
	Diversified Consumer Services - 2.81%
13,200	Carriage Services, Inc. (b)	315,216
6,000	Sotheby's (b)	271,440
		586,656
	Diversified Financial Services - 4.13%
7,800	Air Lease Corp. (b)	264,420
6,100	CIT Group, Inc. (b)	283,589
8,500	Fidelity National Financial, Inc. (b)	314,415
		862,424
	Electrical Equipment - 1.98%
5,300	Generac Holdings, Inc. (a)(b)	210,675
2,800	Regal Beloit Corp. (b)	203,252
		413,927
	Electronic Equipment, Instruments & Components - 1.15%

13,300	Knowles Corp. (a)(b)	240,730
	Food Products - 1.11%
11,000	Flowers Foods, Inc. (b)	232,650
	Gas Utilities - 0.96%
3,400	National Fuel Gas Co. (b)	200,226
	Health Care Equipment & Supplies - 2.72%
7,000	Alere, Inc. (a)(b)	369,250
7,545	Wright Medical Group, Inc. (a)(b)	198,132
		567,382
	Health Care Providers & Services - 1.00%
2,500	Cardinal Health, Inc. (b)	209,125
	Home Furnishings - 1.21%
5,500	Fortune Brands Home & Security, Inc. (b)	252,010
	Hotels, Restaurants & Leisure - 6.16%
17,625	Denny's Corp. (a)(b)	204,626
3,700	Fiesta Restaurant Group, Inc. (a)(b)	185,000
3,900	Jack In The Box, Inc. (b)	343,824
3,170	Marriott Vacations Worldwide Corp. (b)	290,848
3,200	Wyndham Worldwide Corp. (b)	262,112
		1,286,410
	Household Durables - 2.86%
6,400	Jarden Corp. (a)(b)	331,200
17,400	Tri Pointe Group, Inc. (a)(b)	266,220
		597,420
	Household Products - 1.51%
3,100	Spectrum Brands Holdings, Inc. (b)	316,169
	Industrial Conglomerates - 1.46%
7,300	ITT Corp. (b)	305,432
	Insurance - 1.82%
6,175	Arthur J. Gallagher & Co. (b)	292,078
1,200	Hanover Insurance Group, Inc.	88,836
		380,914
	Internet & Catalog Retail - 1.11%
8,200	FTD Companies, Inc. (a)(b)	231,158
	IT Services - 2.91%
6,700	Broadridge Financial Solutions, Inc. (b)	335,067
2,400	Wex, Inc. (a)(b)	273,528
		608,595
	Machinery - 9.22%
5,200	EnPro Industries, Inc. (b)	297,544
7,720	Esco Technologies, Inc. (b)	288,805
9,900	John Bean Technologies Corp. (b)	372,141
5,500	Oshkosh Corp.	233,090
8,500	Rexnord Corp. (a)(b)	203,235
6,000	Timken Co. (b)	219,420
3,300	Wabtec Corp. (b)	310,992
		1,925,227
	Media - 2.97%
7,300	Starz (a)(b)	326,456
5,500	Tribune Co. (b)	293,645
		620,101
	Metals & Mining - 2.38%

13,300	Commercial Metals Co. (b)	213,864
3,400	Kaiser Aluminum Corp. (b)	282,472
		496,336
	Oil, Gas & Consumable Fuels - 2.46%
5,500	Bonanza Creek Energy, Inc. (a)(b)	100,375
3,500	Energen Corp. (b)	239,050
8,400	Rice Energy, Inc. (a)(b)	174,972
		514,397
	Real Estate Investment Trusts (REITs) - 9.66%
15,900	CareTrust REIT, Inc.	201,453
8,900	Corrections Corporation of America (b)	294,412
7,300	Gaming & Leisure Properties, Inc. (b)	267,618
9,600	Iron Mountain, Inc. (b)	297,600
3,600	Lamar Advertising Co. (b)	206,928
5,500	Ryman Hospitality Properties, Inc. (b)	292,105
10,200	Sabra Health Care REIT, Inc. (b)	262,548
20,091	Spirit Realty Capital, Inc. (b)	194,280
		2,016,944
	Real Estate Management & Development - 0.90%
14,200	Forestar Group, Inc. (a)(b)	186,872
	Road & Rail - 2.47%
2,635	Genesee & Wyoming, Inc. (a)(b)	200,734
3,600	Ryder System, Inc. (b)	314,532
		515,266
	Software - 2.80%
4,200	CDK Global, Inc. (b)	226,716
5,900	Verint Systems, Inc. (a)(b)	358,395
		585,111
	Specialty Retail - 4.81%
4,900	Cabelas, Inc. (a)(b)	244,902
7,100	CST Brands, Inc. (b)	277,326
7,352	Haverty Furniture, Inc. (b)	158,950
6,200	Penske Automotive Group, Inc. (b)	323,082
		1,004,260
	Textiles, Apparel & Luxury Goods - 2.99%
11,500	Hanesbrands, Inc. (b)	383,180
2,100	PVH Corp. (b)	241,920
		625,100
	Water Utilities - 1.56%
6,700	American Water Works Company, Inc. (b)	325,821
	Total Common Stocks (Cost $14,980,989)	$20,896,919

	SHORT TERM INVESTMENTS - 1.13%
	Money Market Funds - 1.13%
236,854	Fidelity Institutional Money Market Portfolio, 0.10%	$236,854
	Total Short Term Investments (Cost $236,854)	$236,854

	Total Investments (Cost $15,217,843) - 101.20%	$21,133,773
	Liabilities in Excess of Other Assets - (1.20)%	(250,659)
	TOTAL NET ASSETS - 100.00%	$20,883,114

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Partially assigned as collateral for certain securities sold short.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Securities Sold Short
June, 2015 (Unaudited)

Shares		Value
EXCHANGE TRADED FUNDS
Funds, Trusts & Other Financial Vehicles
84,139	iShares Russell 2000 ETF	$ 10,505,595
	Total Securities Sold Short (Proceeds Received $10,341,476)	$ 10,505,595

Keeley Funds, Inc.
Notes to the Schedule of Investments
June 30, 2015 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of June 30, 2015, only Keeley Small Cap Value Fund (“KSCVF”) had securities loaned with a market value of $21,996,464 and received cash collateral for the loans of $22,954,000.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2014 through June 30, 2015.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Balance			Share Balance	Dividend	Value		Realized
Issuer Name	At October 1, 2014	Additions	Reductions	At June 30, 2015	Income	At June 30, 2015	Cost	Gains/(Loss)
Carrols Restaurant Group, Inc.	3,281,021	-	(1,281,021)	2,000,000	$-	$20,800,000	$11,744,969	$2,462,319
Denny's Corp. (1)	4,743,850	-	(2,589,219)	2,154,631	-	25,015,266	8,059,252	13,571,542
Gamco Investors, Inc. (1)	350,500	-	(95,233)	255,267	155,127	17,539,396	8,151,239	2,257,390
L.B. Foster Co.	600,000	3,000	(51,432)	551,568	70,671	19,089,769	12,267,785	709,156
Carriage Services, Inc. (1)	1,414,476	-	(544,444)	870,032	90,861	20,776,364	17,570,852	1,437,079
					$316,659	$103,220,795	$57,794,097	$20,437,486

(1)Issuer was not an affiliate as of June 30, 2015

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$2,173,872,549	$-	$-	$2,173,872,549
Short Term Investments	60,864,677	21,000,000	-	81,864,677

Total Investments in Securities	$2,234,737,226	$21,000,000	$-	$2,255,737,226

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$143,065,544	$-	$-	$143,065,544
Short Term Investments	2,730,418	-	-	2,730,418

Total Investments in Securities	$145,795,962	$-	$-	$145,795,962

Keeley International Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$258,084	$536,435	$-	$794,519
Consumer Staples	-	118,555	-	118,555
Energy	274,592	72,064	-	346,656
Financials	234,491	311,222	-	545,713
Health Care	-	80,150	-	80,150
Industrials	302,081	795,311	-	1,097,392
Information Technology	246,659	394,962	-	641,621
Materials	90,957	175,914	-	266,871
Total Common Stocks	1,406,864	2,484,613	-	3,891,477
Short Term Investments	317,549	-	-	317,549

Total Investments in Securities	$1,724,413	$2,484,613	$-	$4,209,026

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$290,041,399	$-	$-	$290,041,399
Short Term Investments	407,481	-	-	407,481

Total Investments in Securities	$290,448,880	$-	$-	$290,448,880

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$76,754,991	$-	$-	$76,754,991
Short-Term Investments	286,423	-	-	286,423

Total Investments in Securities	$77,041,414	$-	$-	$77,041,414

Keeley Mid Cap Dividend Value Fund

Common Stocks*	$35,153,311	$-	$-	$35,153,311
Exchange Traded Funds*	184,400	-	-	184,400
Short-Term Investments	1,729,584	-	-	1,729,584

Total Investments in Securities	$37,067,295	$-	$-	$37,067,295

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$114,904,011	$-	$-	$114,904,011
Short-Term Investments	900,186	-	-	900,186

Total Investments in Securities	$115,804,197	$-	$-	$115,804,197

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$20,896,919	$-	$-	$20,896,919
Short-Term Investments	236,854	-	-	236,854

Total Investments in Securities	$21,133,773	$-	$-	$21,133,773

Other Financial Instruments
Securities Sold Short	$10,505,595	$-	$-	$10,505,595
Total Investments in Other Financial Instruments	$10,505,595	$-	$-	$10,505,595

*See the Schedule of Investments for the investments detailed by industry classification.

There were no transfers into or out of Levels 1 and 2 for Keeley Funds, Inc. during the reporting period from October 1, 2014 to June 30, 2015. Transfers between levels are identified at the end of the reporting period.

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY International Small Cap Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY Mid Cap Dividend Value Fund	KEELEY All Cap Value Fund	KEELEY Alternative Value Fund

Cost of Investments	$1,820,902,172	$124,976,866	$4,058,574	$218,164,532	$53,589,312	$28,078,401	$90,908,148	$4,876,367

Gross unrealized appreciation on investments	530,807,165	26,179,459	341,091	83,368,441	25,911,917	9,524,980	28,162,397	6,581,247
Gross unrealized depreciation on investments	(95,972,111)	(5,360,363)	(190,639)	(11,084,093)	(2,459,815)	(536,086)	(3,266,348)	(665,317)
Gross unrealized appreciation on securities sold short	-	-	-	-	-	-	-	-
Gross unrealized depreciation on securities sold short	-	-	-	-	-	-	-	(164,119)
Net unrealized appreciation	$434,835,054	$20,819,096	$150,452	$72,284,348	$23,452,102	$8,988,894	$24,896,049	$5,751,811

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:

The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

None of the Funds (except KEELEY Alternative Value Fund (“KALVF”)) currently invest in derivatives.  KALVF invests in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF periodically (variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

KALVF did not enter into any futures contracts during the period ended June 30, 2015.

Short Positions – KALVF may hold short positions to the extent permitted by its investment policies and objectives.  KALVF may sell a security it does not own in anticipation of a decline in the fair value of that security. When KALVF sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  KALVF is liable for any dividends or interest payable on securities while those securities are in a short position.  As collateral for their short positions, KALVF is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities.  The amount of segregated assets is required to be adjusted daily to reflect changes in market value of the securities sold short.  KALVF will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which KALVF replaces the borrowed security.  KALVF will realize a gain if the security sold short declines in price between those dates.  The potential loss of investing in a short position is unlimited.

KALVF held short positions with a market value of $10,505,595 as of June 30, 2015. The counterparty for these short positions was Credit Suisse First Boston LLC.

Options – KALVF may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  KALVF enters into options contracts to manage its exposure to the stock market.  When KALVF writes an option, an amount equal to the premium received by KALVF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by KALVF on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether KALVF has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by KALVF.  KALVF, as a writer of an option, bears the market risk if there is an unfavorable change in the price of the security underlying the written option.  The potential loss of investing in written options is unlimited.

KALVF did not enter into written or purchased options during the period ended June 30, 2015.

Warrants and Rights – The Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

The Funds did not hold any warrants or rights during the period ended June 30, 2015.

6)  New Accounting Pronouncement:

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title)* /s/ Kevin Keeley
Kevin Keeley, President

Date  8/20/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin Keeley
Kevin Keeley, President

Date  8/20/2015

By (Signature and Title)* /s/ Robert Kurinsk
Robert Kurinsky, Treasurer

Date  8/20/2015

* Print the name and title of each signing officer under his or her signature.